Financial Risk Management - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of gross debt [Line Items]
Borrowings	£ 1,481	£ 1,472
Cash and cash equivalents (excluding overdrafts)	300	500
Outstanding drawing	£ 300	£ 0
Undrawn borrowing capacity on revolving credit facility | $					$ 800
Percentage of cash and cash equivalents held with counter parties	91.00%	86.00%	91.00%	91.00%			86.00%	86.00%
Percentage for AAA money market funds	6.00%	12.00%
Percentage of non-investment grade bank counter parties	3.00%	2.00%
Nominal amount	£ 1,531	£ 3,130
1.375% Euro notes 2025 [member]
Disclosure of gross debt [Line Items]
Borrowings interest rate	1.375%	1.375%	1.375%	1.375%		1.375%	1.375%	1.375%
Nominal amount | €			€ 300			€ 300	€ 300
5.375% GBP notes 2024 [member]
Disclosure of gross debt [Line Items]
Borrowings interest rate		5.375%					5.375%	5.375%
Nominal amount		£ 350
US Dollars [member]
Disclosure of gross debt [Line Items]
Percentage of currency exposure to sales	67.00%
Borrowings	£ 153	187
Trade payables	207	191
Sterling [member]
Disclosure of gross debt [Line Items]
Borrowings	1,309	1,013
Trade payables	46	51
Other currency [member]
Disclosure of gross debt [Line Items]
Borrowings	17	19
Trade payables	28	31
Due in 2029 [Member]
Disclosure of gross debt [Line Items]
Undrawn borrowing capacity on revolving credit facility | $				$ 1,800				$ 1,000
Fixed interest rate [member]
Disclosure of gross debt [Line Items]
Borrowings	1,181	1,472
Floating interest rate [member]
Disclosure of gross debt [Line Items]
Borrowings	£ 300	£ 0